Events after the balance sheet date - Additional Informations (Detail) £ in Millions, $ in Millions		1 Months Ended
	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Feb. 24, 2022 GBP (£)	Jan. 28, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Aug. 03, 2021	Dec. 31, 2020 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of total voting equity interests acquired						40.00%
Nominal amount | £					£ 1,146		£ 1,974
Major Borrowing Amendments [Member] | Revolving credit facilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Nominal amount	$ 1,000
Borrowings, maturity year	2026
Nonadjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from disposal of business		$ 117
Shares authorised for repurchase amount | £			£ 350
Major business combination [member] | Credly Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of total voting equity interests acquired				100.00%
Percentage of equity interest held before business combination				19.90%
Total purchase consideration				$ 200
Cash consideration				142
Fair value of existing investment				42
Business acquisition deferred consideration				$ 16